Trade and Other Payables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	€ 8,613	€ 12,304
Accrued expenses	3,924	6,201
Value added tax payables	200	23,725
Trade payables	8,613	12,304
Payables on social security and taxes other than income tax	4,838	4,087
Excise tax payables	316	744
Other payables	1,325	579
Trade and other payables	15,293	41,438
Current payables on social security and taxes other than income tax	4,838	4,087
Current value added tax payables	200	23,725
Current excise tax payables	316	744
Other current payables	877	128
Current trade and other payables	14,845	40,988
Non-current trade payables	0	0
Non-current payables on social security and taxes other than income tax	0	0
Non-current value added tax payables	0	0
Non-current excise tax payables	0	0
Other non-current payables	448	450
Non-current trade and other payables	€ 448	€ 450